Note 19 - Tax assets and liabilities - Reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Tax effect of foreign tax rates line items
Operating Profit Before Tax	€ 6,398,000,000		€ 8,446,000,000		€ 6,931,000,000
Tax expense or income related to profit or loss from continuing operation (Income Statement)	(2,053,000,000)		(2,219,000,000)		(2,174,000,000)
Mexico [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate	€ (112,000,000)		€ (78,000,000)		€ (100,000,000)
Mexico [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax Rate Effect Of Foreign Tax Rate Percentage	27.00%		28.00%		27.00%
Chile | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate	€ (2,000,000)		€ (18,000,000)		€ (29,000,000)
Chile | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax Rate Effect Of Foreign Tax Rate Percentage	27.00%		21.00%		21.00%
Colombia [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate	€ 6,000,000		€ 10,000,000		€ (3,000,000)
Colombia [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax Rate Effect Of Foreign Tax Rate Percentage	32.00%		33.00%		29.00%
Turkey [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate	€ (86,000,000)		€ (132,000,000)		€ (182,000,000)
Turkey [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax Rate Effect Of Foreign Tax Rate Percentage	23.00%		28.00%		21.00%
Peru [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate	€ (12,000,000)		€ (12,000,000)		€ (16,000,000)
Peru [Member] | Effective tax percentage [Member]
Tax effect of foreign tax rates line items
Tax Rate Effect Of Foreign Tax Rate Percentage	28.00%		20.00%		27.00%
Other [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax rate effect of foreign tax rate	€ (175,000,000)	[1]	€ (4,000,000)	[2]	€ 23,000,000	[3]
Of Which: Continuing Operations [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax expense or income related to profit or loss from continuing operation (Income Statement)	2,053,000,000		2,219,000,000		2,174,000,000
Of Which: Discontinued Operations [Member] | Carrying Amount Member
Tax effect of foreign tax rates line items
Tax expense or income related to profit or loss from continuing operation (Income Statement)	0		0		0
Total Member | Carrying Amount Member
Tax effect of foreign tax rates line items
Profit Loss Before Tax From Continuing Operations	6,398,000,000		8,446,000,000		6,931,000,000
Profit Loss Before Tax From Discontinuing Operations	0		0		0
Total Profit Or Loss Before Tax	6,398,000,000		8,446,000,000		6,931,000,000
Taxation at Domestic Tax Rate	1,920,000,000		2,534,000,000		6,931,000,000
Tax rate effect of foreign tax rate	(381,000,000)	[4]	(234,000,000)	[5]	(307,000,000)	[6]
Tax Effect Of Revenues With Lower Taxations	(49,000,000)		(57,000,000)		(53,000,000)
Tax Effect Of Revenues Accounted Through Equity	18,000,000		3,000,000		(2,000,000)
Other Effects	545,000,000	[7]	(27,000,000)	[8]	457,000,000	[9]
Tax expense or income related to profit or loss from continuing operation (Income Statement)	€ 2,053,000,000		€ 2,219,000,000		€ 2,174,000,000

[1]	(***) Includes mainly the United States.
[2]	(***) Includes mainly the United States.
[3]	(***) Includes mainly the United States.
[4]	(*) Calculated by applying the difference between the tax rate in force in Spain and th e one applied to the Group’s earnings in each jurisdiction.
[5]	(*) Calculated by applying the difference between the tax rate in force in Spain and th e one applied to the Group’s earnings in each jurisdiction.
[6]	(*) Calculated by applying the difference between the tax rate in force in Spain and th e one applied to the Group’s earnings in each jurisdiction.
[7]	(**) The amount of 2019 is generated as a result of the impact of the impairment of goodwill in The United States' CGU (see Note 18.1).
[8]	(**) The amount of 2019 is generated as a result of the impact of the impairment of goodwill in The United States' CGU (see Note 18.1).
[9]	(**) The amount of 2019 is generated as a result of the impact of the impairment of goodwill in The United States' CGU (see Note 18.1).